Segment Information (Company's Segment Information) (Details) (USD $) In Millions	3 Months Ended				6 Months Ended
	Jul. 02, 2011		Jun. 26, 2010		Jul. 02, 2011		Jun. 26, 2010		Dec. 25, 2010
Net sales	$ 669.9		$ 565.1		$ 1,306.3		$ 1,122.2
Segment profit	118.9		94.7		215.3		179.0
Unallocated expenses	(12.6)		(12.6)		(27.0)		(25.3)
Re-engineering and impairment charges	(1.1)	[1]	(2.0)	[1]	(2.5)	[1]	(3.6)	[1]
Gain (Loss) on Disposition of Assets	0.7		0		0.7		0
Interest Expense Net	(24.8)		(6.4)		(31.4)		(13.4)
Income before income taxes	81.1		73.7		155.1		136.7
Total identifiable assets	2,002.8				2,002.8				2,015.8
Europe [Member]
Net sales	223.5		186.6		454.8		411.0
Segment profit	42.2		26.0		81.9		72.7
Total identifiable assets	435.9				435.9				397.8
Asia Pacific [Member]
Net sales	175.5		137.0		335.6		263.8
Segment profit	33.3		25.1		61.4		43.8
Total identifiable assets	386.2				386.2				349.6
Tupperware North America [Member]
Net sales	97.4		90.5		184.8		167.7
Segment profit	16.8		20.0		29.0		28.4
Total identifiable assets	182.3				182.3				165.3
Beauty North America [Member]
Net sales	103.6		106.5		203.6		200.0
Segment profit	14.4		17.3		22.6		26.9
Total identifiable assets	416.5				416.5				419.2
Corporate [Member]
Total identifiable assets	462.2				462.2				588.8
South America [Member]
Net sales	69.9		44.5		127.5		79.7
Segment profit	12.2		6.3		20.4		7.2
Total identifiable assets	119.7				119.7				95.1
Beauty [Member]
Net sales	$ 176.3		$ 167.1		$ 345.7		$ 316.9

[1]	See Note 7 to the Consolidated Financial Statements for a discussion of re-engineering and impairment charges.